Financial result (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Sep. 30, 2021	Sep. 30, 2020
Financial result
Interest expense	€ (648)	€ (1,005)	€ (3,795)	€ (1,692)
Interest expense on lease liability	(38)	(36)	(110)	(127)
Interest expense from long-term debt valuation	(538)	(486)	(1,598)	(1,094)
Expense from revaluation of derivative financial instruments		(481)	(1,942)	(394)
Fair value valuation of financial assets	(70)		(137)	(73)
Other	(2)	(2)	(8)	(4)
Interest income	1,336	77	163	573
Payout of bond funds	54	29	90	74
Income from revaluation of derivative financial instruments	1,280			486
Fair value valuation of financial assets		47
Other	2	1	73	13
Financial result	€ 688	€ (928)	€ (3,632)	€ (1,119)